Investments and Sundry Assets	12 Months Ended
Dec. 31, 2011
Investments and Sundry Assets
Investments and Sundry Assets

Note H.

Investments and Sundry Assets

($ in millions)

At December 31:	2011	2010
Deferred transition and setup costs and other deferred arrangements*	$1,784	$1,853
Derivatives—noncurrent**	753	588
Alliance investments
Equity method	131	122
Non-equity method	127	531
Prepaid software	233	268
Long-term deposits	307	350
Other receivables	208	560
Employee benefit-related	493	409
Prepaid income taxes	261	434
Other assets	598	663
Total	$4,895	$5,778

*                 Deferred transition and setup costs and other deferred arrangements are related to Global Services client arrangements. See note A, “Significant Accounting Policies,” on pages 76 to 86 for additional information.

**          See note D, “Financial Instruments,” on pages 96 through 100 for the fair value of all derivatives reported in the Consolidated Statement of Financial Position.